Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	$ 424,000	$ 12,000	$ 1,770,000
Tax Effect
Amortization of net loss and prior service costs, tax expense	228	7	953
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	(490)	(4,997)	10,643
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	0	405	0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax	0	0	6
Unrealized net holding gain (loss) on securities available-for-sale, tax expense	(834)	16,329	(21,242)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	$ (910,000)	$ (9,279,000)	$ 19,766,000